WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.6%
Alabama - 3.9%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$4,350,000	$3,967,678	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.750%)	0.000%	10/1/46	2,000,000	2,016,200
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	69,910,000	70,363,716
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	7,200,000	8,055,360
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	16,030,000	18,695,629
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	12,300,000	14,506,005
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	50,595,000	56,299,080	(b)(c)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	2,100,000	2,332,659	(d)

Total Alabama				176,236,327

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series A	5.000%	12/1/27	315,000	337,444	(e)
State Capital Project II, Series B	5.000%	12/1/37	1,985,000	2,505,407
State Capital Project II, Series B	5.000%	12/1/38	1,515,000	1,907,279
State Capital Project II, Series B	5.000%	12/1/39	1,000,000	1,256,640
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	5,700,000	6,962,436	(a)(f)

Total Alaska				12,969,206

Arizona - 2.5%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	3,450,000	4,024,149
Series D	5.000%	7/1/46	2,500,000	2,896,650
Arizona State IDA Revenue, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	1,000,000	1,158,710
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,800,000	2,114,334

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	$1,300,000	$1,511,861
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,505,000	1,749,262
Basis School Project, Series D, Refunding	5.000%	7/1/37	600,000	674,592	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	860,000	950,644	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	2,580,000	2,845,482	(d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	4,000,000	4,541,520
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	2/1/26	2,490,000	3,035,509
Lincoln South Beltway Project	5.000%	8/1/26	2,000,000	2,472,580
Lincoln South Beltway Project	5.000%	8/1/27	1,205,000	1,523,988
Lincoln South Beltway Project	5.000%	2/1/28	2,760,000	3,531,392
Lincoln South Beltway Project	5.000%	8/1/28	2,355,000	3,046,923
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	37,990,000	43,679,002	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	1,000,000	1,176,700
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	300,000	360,939
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	600,000	707,952
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	700,000	860,629
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	1,300,000	1,565,278
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	5,235,000	5,815,038	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	1,300,000	1,422,668
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,640,000	2,054,936
Series A	5.000%	8/1/47	2,000,000	2,484,220
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	12,000,000	15,488,040

Total Arizona				111,692,998

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 13.0%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$6,750,000	$7,926,727
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	2,250,000	2,623,635
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,750,000	1,956,553
Series A, Refunding	5.000%	5/1/34	1,350,000	1,507,410
Series A, Refunding	5.000%	5/1/46	9,000,000	9,915,210
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	1.360%	4/1/27	27,000,000	27,410,670	(b)(c)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	7,500,000	8,874,375
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,500,000	1,788,165
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/33	2,500,000	3,165,150
UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	6,207,300
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	7,000,000	8,547,700
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	8,085,000	9,486,454	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	9,700,000	11,318,154	(a)
Senior Lien, LINXS APM Project, Series B	5.000%	6/1/48	2,000,000	2,329,420	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,200,000	1,256,724	(a)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	7/1/29	2,000,000	2,440,500	(d)
San Diego County Water Authority Desalination Project	5.000%	11/21/45	8,000,000	9,302,400	(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	7,300,000	8,604,291	(d)

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	$1,500,000	$1,686,735
California State, GO:
Various Purpose	4.000%	3/1/46	4,000,000	4,811,960
Various Purpose, Refunding	5.000%	9/1/36	8,000,000	9,769,680
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	2,550,000	2,809,003
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	11,815,000	12,014,083	(d)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	15,950,000	19,485,317
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	19,150,000	19,853,188
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,223,775
Natural Gas Purchase, Series A	5.500%	11/15/37	3,730,000	5,595,559
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	2,000,000	2,533,020
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	2,250,000	2,507,288
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	6,000,000	7,683,480
Senior Proposition C, Series A	5.000%	7/1/39	4,000,000	5,112,360
Senior Proposition C, Series B	5.000%	7/1/34	1,000,000	1,294,020
Senior Proposition C, Series B	5.000%	7/1/36	5,000,000	6,435,200
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	6,500,000	7,819,955	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,500,000	1,869,660	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	3,345,000	4,159,140	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	3,000,000	3,722,340	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	4,500,000	5,478,165	(a)

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	$3,525,000	$4,030,485	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	7,500,000	9,104,850
Power System, Series A, Refunding	5.000%	7/1/46	2,000,000	2,375,720
Power System, Series B, Refunding	5.000%	7/1/39	11,020,000	13,557,465
Series C	5.000%	7/1/37	4,825,000	6,047,124
Series C	5.000%	7/1/38	1,000,000	1,250,680
Series C	5.000%	7/1/42	13,000,000	16,125,460
Series E	5.000%	7/1/44	10,000,000	11,442,100
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	8,400,000	10,558,380
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	2,200,000	2,428,976	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	7,000,000	11,181,380
Series A	6.500%	11/1/39	7,265,000	12,036,870
Series B	7.000%	11/1/34	26,500,000	42,329,510
Series B	6.500%	11/1/39	13,000,000	21,538,790
Series C	6.125%	11/1/29	5,735,000	7,347,739
Series C	7.000%	11/1/34	20,000,000	31,946,800
Series C	6.500%	11/1/39	1,290,000	2,137,311
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	5,990,000	6,689,872	(b)(c)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	12,000,000	12,743,640
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	7,100,000	8,995,629
Series B, Refunding	5.000%	6/1/39	9,930,000	12,557,776
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	1,500,000	1,632,030
Senior Lien, Series A	5.750%	6/1/48	3,700,000	4,017,423
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/37	3,015,000	3,920,465

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	$1,375,000	$1,464,320
Superior Lien, Series A	5.000%	9/1/37	1,280,000	1,357,914
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	4,000,000	4,949,160
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,995,000	5,057,231
2019 School Financing Project, AGM	5.000%	10/1/38	1,750,000	2,202,865
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	13,700,000	16,436,438
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
SFO Fuel Company LLC, Series A	5.000%	1/1/37	1,155,000	1,426,575	(a)
SFO Fuel Company LLC, Series A	5.000%	1/1/47	1,500,000	1,813,365	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	5,280,000	6,587,275
Santa Clara, CA, Electric Revenue, Series A, Refunding	5.000%	7/1/30	4,000,000	4,111,120	(e)
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,365,000	1,539,788
Series B, AGM	4.000%	8/1/48	2,270,000	2,555,929
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	15,000,000	18,562,800	(g)
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	1,750,000	2,100,560
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,271,930
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	3,200,000	3,951,296
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	6,000,000	7,308,780

Total California				591,218,587

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 2.8%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	$785,000	$817,460
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	750,000	796,253
Series A	5.000%	12/1/49	1,000,000	1,048,860
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	3,700,000	4,345,687
University of Denver Project, Series A	5.000%	3/1/47	4,900,000	5,721,485
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated, Series A	4.000%	11/15/43	10,000,000	11,603,200
Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	9,400,000	10,958,802	(b)(c)
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	6,000,000	7,191,420	(b)(c)
Commonspirit Health Project, Series A-1	4.000%	8/1/44	4,500,000	5,019,210
Commonspirit Health Project, Series A-2	4.000%	8/1/49	750,000	830,947
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	4,950,000	5,353,771
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,638,435
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,744,352
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,500,000	1,850,250
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	39,000,000	61,746,360
Regional Transportation District, CO, COP:
Series 2020	5.000%	6/1/27	2,000,000	2,547,780
Series 2020	5.000%	6/1/28	2,000,000	2,611,180
Series 2020	5.000%	6/1/29	2,000,000	2,669,520

Total Colorado				128,494,972

Connecticut - 1.5%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	2,000,000	2,375,660	(a)
Connecticut State HEFA Revenue:
Sacred Heart University Inc., Series G	5.125%	7/1/26	1,300,000	1,337,206	(e)
Sacred Heart University Inc., Series G	5.375%	7/1/31	1,225,000	1,261,836	(e)

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Sacred Heart University Inc., Series G	5.625%	7/1/41	$6,500,000	$6,704,880	(e)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	4,250,000	5,605,410
Transportation Infrastructure Purpose, Series A	5.000%	5/1/37	7,500,000	9,823,050
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	7,745,000	9,571,271
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	5/1/34	2,400,000	3,173,352
Connecticut State, GO:
Series A	5.000%	4/15/30	2,250,000	2,954,768
Series A	5.000%	4/15/34	2,000,000	2,569,760
Series A	5.000%	4/15/35	4,895,000	6,119,142
Series A	5.000%	4/15/36	2,300,000	2,939,032
Series A	5.000%	4/15/39	1,650,000	2,091,903
Series E	5.000%	10/15/34	5,360,000	6,479,114
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	3,850,000	4,186,605	(d)

Total Connecticut				67,192,989

Delaware - 0.6%
Delaware State EDA Revenue:
Acts Retirement Communities	5.000%	11/15/48	3,000,000	3,407,190
Indian River Power LLC	5.375%	10/1/45	1,145,000	1,147,634
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	3,000,000	3,561,990
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	3,070,000	3,537,039
US 301 Project	5.000%	6/1/55	13,750,000	15,700,162

Total Delaware				27,354,015

District of Columbia - 0.5%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/42	700,000	681,051
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	9,250,000	10,846,365
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	7,200,000	8,375,616

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - (continued)
District of Columbia Water & Sewer Authority Revenue:
Subordinated Lien, Green Bond, Series A	5.000%	10/1/38	$1,000,000	$1,321,730
Subordinated Lien, Green Bond, Series A	5.000%	10/1/39	1,000,000	1,319,060
Subordinated Lien, Series B	5.000%	10/1/36	1,000,000	1,329,060

Total District of Columbia				23,872,882

Florida - 5.1%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	3,500,000	4,169,725	(a)
Series 2017	5.000%	10/1/47	3,350,000	3,941,912	(a)
Series A	5.000%	10/1/25	2,000,000	2,402,880	(a)
Series A	5.000%	10/1/26	1,500,000	1,847,985	(a)
Series A	5.000%	10/1/28	1,500,000	1,921,095	(a)
Series A	5.000%	10/1/45	22,000,000	25,093,420	(a)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/32	10,375,000	12,908,471	(a)
Series B	5.000%	9/1/33	8,610,000	10,687,249	(a)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	8,750,000	10,261,037
Series B, Refunding	5.000%	7/1/32	8,000,000	9,346,400
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	5,000,000	6,200,250
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	2,500,000	2,868,150
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	4,000,000	4,899,160
Student Housing Project, Series A, Refunding	5.000%	7/1/38	4,000,000	4,872,160
Student Housing Project, Series A, Refunding	5.000%	7/1/39	2,500,000	3,038,600
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	3,030,000	3,381,480	(d)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	2,000,000	2,255,480
Series A, Refunding	5.000%	10/1/28	500,000	580,520
Series A, Refunding	5.000%	10/1/29	2,720,000	3,146,224
Series A, Refunding	5.000%	10/1/35	5,000,000	5,688,400
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	4,750,000	5,615,640	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Priority Subordinated, Series A	5.000%	10/1/47	$3,725,000	$4,370,244	(a)
Jacksonville, FL:
Better Jacksonville Sales Tax Revenue, Refunding	5.000%	10/1/26	6,250,000	6,760,875
Transportation Revenue, Series A, Refunding	5.000%	10/1/27	2,830,000	3,075,899	(e)
Transportation Revenue, Series A, Refunding	5.000%	10/1/29	9,000,000	9,782,010	(e)
Martin County, FL, IDA, Revenue, Indiantown Cogeneration LP Project, Refunding	4.200%	12/15/25	10,000,000	10,007,800	(a)(d)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/41	7,250,000	8,510,195
Series A, Refunding	5.000%	10/1/49	12,900,000	15,584,877	(a)
Series B, Refunding	5.000%	10/1/40	3,000,000	3,555,540	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	6,500,000	7,645,625
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	540,000	640,823
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	4,750,000	5,177,025
Orlando & Orange County, FL Expressway Authority Revenue, Refunding	5.000%	7/1/22	1,750,000	1,881,915
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,750,000	1,991,063
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,275,000	1,333,344
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	2,000,000	2,019,920
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	5,665,000	5,769,066
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	850,000	9	*(h)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	727,846	604,112	*(h)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	4,165,000	4,743,685
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	3,485,000	4,372,664

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Tampa, FL, Hospital Revenue:
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	$1,500,000	$1,712,505
H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	2,650,000	3,270,630
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	1,000,000	1,162,520
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,750,000	3,265,323

Total Florida				232,363,907

Georgia - 1.3%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	1,000,000	1,245,250
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,500,000	1,752,660
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	7,000,000	8,147,440
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	1,500,000	1,886,775
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	795,000	905,982
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,750,000	2,190,528
Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	3,250,000	3,737,402
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	1,100,000	1,368,796
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	1,000,000	1,241,240
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	2,000,000	2,398,240
Project One Subordinated, Series A	5.000%	1/1/45	1,950,000	2,458,268
Project One, Series A	5.000%	1/1/50	2,250,000	2,817,337
Series EE, AMBAC	7.250%	1/1/24	500,000	602,440

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	$10,000,000	$12,554,900
Series A	5.000%	5/15/34	2,000,000	2,481,120
Series A	5.000%	5/15/43	1,300,000	1,562,873
Series B	5.000%	3/15/22	5,000,000	5,280,550
Series C	4.000%	9/1/26	4,570,000	5,338,948	(b)(c)
Milledgeville, GA, Water & Sewer Revenue, Refunding, AGM	6.000%	12/1/21	215,000	220,508

Total Georgia				58,191,257

Illinois - 11.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,625,000	1,756,268
Series 2018	5.000%	4/1/38	1,200,000	1,328,976
Series 2018	5.000%	4/1/42	4,400,000	4,823,720
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	800,000	865,320
Dedicated, Series G, Refunding	5.000%	12/1/44	1,750,000	1,852,130
Dedicated, Series H	5.000%	12/1/36	1,500,000	1,615,980
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,055,790
Series C, Refunding	5.000%	12/1/25	2,400,000	2,658,024
Series D	5.000%	12/1/46	3,250,000	3,469,310
Chicago, IL, GO:
Series 2002B	5.500%	1/1/33	6,000,000	6,441,360
Series 2003B, Refunding	5.500%	1/1/33	2,510,000	2,694,636
Series 2005B, Refunding	5.500%	1/1/33	4,000,000	4,294,240
Series 2005B, Refunding	5.500%	1/1/40	4,500,000	4,792,455
Series A	5.000%	1/1/44	17,775,000	18,931,264
Series A, Refunding	5.000%	1/1/27	4,000,000	4,411,280
Series A, Refunding	5.000%	1/1/28	11,750,000	13,044,380
Series A, Refunding	5.250%	1/1/33	3,250,000	3,410,095
Series A, Refunding	5.000%	1/1/35	3,800,000	3,956,674
Series A, Refunding	6.000%	1/1/38	7,945,000	8,973,083
Series C, Refunding	5.000%	1/1/25	1,420,000	1,529,255
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	2,250,000	2,625,322
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,500,000	1,732,245
Senior Lien, Series D	5.000%	1/1/47	9,625,000	11,247,871

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Senior Lien, Series G	5.000%	1/1/47	$1,645,000	$1,895,928	(a)
Senior Lien, Series G	5.000%	1/1/52	1,520,000	1,744,671	(a)
Series A, Refunding	5.000%	1/1/34	8,175,000	9,341,000	(a)
Series C	5.000%	1/1/31	3,250,000	3,740,067	(a)
Series C	5.000%	1/1/32	3,325,000	3,814,939	(a)
Series C	5.000%	1/1/33	3,000,000	3,431,730	(a)
Series C	5.000%	1/1/34	2,800,000	3,199,364	(a)
Series C	5.000%	1/1/35	500,000	570,675	(a)
Series C	5.000%	1/1/46	7,000,000	7,897,400	(a)
Series D, Refunding	5.000%	1/1/46	1,000,000	1,141,350
Trips Obligated Group	5.000%	7/1/48	3,850,000	4,418,645	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	5,125,000	5,882,475
Second Lien, Series A, Refunding	4.000%	12/1/50	5,000,000	5,497,700
Second Lien, Series A, Refunding	4.000%	12/1/55	2,800,000	3,062,360
Second Lien, Series A, Refunding	5.000%	12/1/55	2,000,000	2,383,960
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	6,000,000	6,628,860
Second Lien, Series A	5.000%	1/1/47	1,600,000	1,856,864
Second Lien, Series B, Refunding	5.000%	1/1/36	4,025,000	4,815,590
Second Lien, Series B, Refunding	5.000%	1/1/38	1,000,000	1,191,150
Second Lien, Series C, Refunding	5.000%	1/1/39	2,000,000	2,281,840
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	11,840,000	13,329,590
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,254,160
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,000,000	1,223,570
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	6,000,000	7,305,900
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	2,390,000	2,894,338
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,350,000	1,662,674
Cook and DuPage Counties, Refunding	5.000%	1/1/36	1,300,000	1,595,061
Illinois Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	2,000,000	2,293,080
Illinois State Finance Authority Revenue:
Northshore University Healthsystem, Series A	5.000%	8/15/35	2,000,000	2,627,800
Northshore University Healthsystem, Series A	4.000%	8/15/39	3,850,000	4,551,778
Northshore University Healthsystem, Series A	4.000%	8/15/41	1,750,000	2,056,268
OSF Healthcare System, Series A	4.000%	5/15/50	5,510,000	6,232,030

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Park Place of Elmhurst, Series C	2.000%	5/15/55	$657,750	$32,888
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	1,000,000	1,183,390
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	1,200,000	1,403,892
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	1,000,000	1,163,190
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	2,250,000	2,458,103
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	475,665
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	2,000,000	1,920,860
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	2,000,000	2,279,860
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	1,250,000	1,560,863
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	2,450,000	3,111,377
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	6,000,000	7,650,960
Series A	5.000%	1/1/42	4,500,000	5,479,155
Series A	5.000%	1/1/44	18,000,000	22,712,580
Series C, Refunding	5.000%	1/1/26	600,000	734,958
Series C, Refunding	5.000%	1/1/27	10,600,000	13,333,952
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	750,000	933,990
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	500,000	614,830
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	750,000	915,323
Illinois State, GO:
Series 2006	5.500%	1/1/30	2,800,000	3,259,872
Series 2014	5.250%	2/1/32	5,525,000	5,819,538
Series 2016	5.000%	1/1/33	2,500,000	2,669,200
Series 2016	5.000%	11/1/33	1,850,000	1,989,324
Series 2016, Refunding	5.000%	2/1/27	24,345,000	27,011,264
Series 2016, Refunding	5.000%	2/1/29	1,300,000	1,426,100
Series A	5.000%	5/1/39	3,000,000	3,219,330

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series A, Refunding	5.000%	10/1/28	$3,000,000	$3,363,600
Series A, Refunding	5.000%	10/1/30	5,450,000	6,024,375
Series B, Refunding	5.000%	10/1/28	6,000,000	6,727,200
Series B, Refunding	5.000%	10/1/29	9,250,000	10,286,000
Series D	5.000%	11/1/27	33,045,000	36,459,540
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,000,000	1,094,830
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	23,715,000	24,289,614
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	25,340,000	28,373,198
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	20,000,000	22,948,800
Green Bond, Series B	5.000%	12/1/39	10,095,000	11,651,750
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	9,080,000	9,887,666
Series A, Refunding, NATL	6.000%	7/1/29	25,805,000	33,326,899

Total Illinois				537,126,431

Indiana - 1.5%
Ball State University Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,800,000	2,105,622
Series S	4.000%	7/1/37	750,000	874,695
Series S	4.000%	7/1/38	800,000	930,520
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	5,150,000	5,221,585	(b)(c)
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	5,000,000	5,540,700
Private Activity, Ohio River Bridge	5.000%	7/1/40	5,000,000	5,359,850	(a)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	10,225,000	12,271,534
Indianapolis, IN, Local Public Improvement Bond Bank:
Fieldhouse Project, Series B	1.450%	6/1/21	9,000,000	9,000,270
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,110,000	5,027,270	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	$5,000,000	$6,243,800	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/29	5,500,000	6,990,940	(a)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	2,500,000	2,928,675
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,643,950	(a)

Total Indiana				68,139,411

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	3,125,000	3,191,031

Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	4,355,000	5,029,546
Series 3	5.000%	2/1/44	3,000,000	3,452,400
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	2,000,000	2,338,100
Improvement, Series A	5.000%	9/1/45	3,000,000	3,482,970

Total Kansas				14,303,016

Kentucky - 2.6%
Kentucky State Economic Development Finance Authority, Commonspirit Health Project, Series A, Refunding	5.000%	8/1/44	5,000,000	6,024,550
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	3,900,000	4,612,023
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	28,250,000	32,940,347	(b)(c)
Series C	4.000%	6/1/25	45,400,000	51,686,538	(b)(c)
Kentucky State Property & Building Commission Revenue:
Project #122, Series A	4.000%	11/1/35	1,000,000	1,163,240
Project #122, Series A	4.000%	11/1/36	1,000,000	1,157,090
Project #122, Series A	4.000%	11/1/38	750,000	863,445

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	$5,750,000	$5,956,598	(b)(c)
Norton Healthcare Inc., Series A	5.000%	10/1/37	2,100,000	2,652,069
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,500,000	1,889,310
Norton Healthcare Inc., Series A	4.000%	10/1/39	1,000,000	1,159,920
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	2,250,000	2,543,130
Series B, Refunding	5.000%	1/1/26	1,200,000	1,452,468
Series B, Refunding	5.000%	1/1/27	3,000,000	3,721,230

Total Kentucky				117,821,958

Louisiana - 0.8%
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	12/1/23	3,010,000	3,021,889	(b)(c)
Loop LLC Project, Series A	1.650%	12/1/23	7,025,000	7,052,749	(b)(c)
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,325,415
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	2,340,000	2,854,426
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	3,100,000	3,157,474	(b)(c)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	7,400,000	7,560,432	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	6,200,000	6,391,766	(b)(c)

Total Louisiana				35,364,151

Maryland - 0.4%
Baltimore, MD, Water Project Revenue:
Series A	4.000%	7/1/44	4,000,000	4,785,800
Series A	4.000%	7/1/49	5,750,000	6,812,370
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	1,000,000	1,171,130
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,294,220
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	2,080,000	2,412,696

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - (continued)
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	$1,000,000	$1,143,140
Maryland State Health & Higher EFA Revenue, Lifebridge Health	6.000%	7/1/41	1,500,000	1,549,560	(e)

Total Maryland				20,168,916

Massachusetts - 1.5%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,500,000	1,750,335
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	6,750,000	8,649,585
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	5,000,000	5,883,550
Foxborough Regional Charter, Refunding	5.000%	7/1/42	2,400,000	2,698,296
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,500,000	1,613,985
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,051,337
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,930,000	2,211,124
Visual & Performing Arts Project	6.000%	8/1/21	595,000	618,003
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,750,000	2,049,250
WGBH Educational Foundation, Refunding	5.000%	1/1/40	2,200,000	2,631,398
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	8,870,000	10,562,041
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	4,170,000	5,276,509	(a)
Series A	5.000%	7/1/35	4,155,000	5,243,859	(a)
Series A, Refunding	5.000%	7/1/36	700,000	879,837	(a)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	11,250,000	12,915,450

Total Massachusetts				67,034,559

Michigan - 2.2%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,600,000	1,782,176
Series A, Refunding, AGM	5.000%	7/1/48	4,000,000	4,442,160
Detroit, MI, Water Supply System Revenue:
Second Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	20,000	20,090
Senior Lien, Great Lakes Water Authority	5.000%	7/1/41	5,020,000	5,161,514	(e)

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	$17,700,000	$21,038,751
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,700,000	3,280,311
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	6,770,000	6,968,226	(d)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	4,100,000	4,607,580
Henry Ford Health System, Refunding	5.000%	11/15/41	2,155,000	2,545,637
Henry Ford Health System, Series A	4.000%	11/15/50	3,250,000	3,720,372
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	6,845,000	7,359,812	(e)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	1,000,000	1,177,590
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,550,000	1,813,888
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	2,950,000	3,328,161
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	2,100,000	2,518,677
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	2,240,000	2,839,491
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	13,500,000	14,063,895	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	7,300,000	8,647,215	(a)
Walled Lake Consolidated School District, GO	5.000%	5/1/50	3,500,000	4,496,065

Total Michigan				99,811,611

Minnesota - 0.2%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	7,970,000	9,136,330	(e)

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project, Series A, Refunding	6.800%	4/1/22	3,000,000	3,239,820

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.2%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	$4,500,000	$5,533,335	(a)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,800,000	3,094,084

Total Missouri				8,627,419

Nebraska - 0.2%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	1,050,000	1,246,445
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	1,200,000	1,417,152
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	1,000,000	1,142,500
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	4,000,000	4,670,720

Total Nebraska				8,476,817

Nevada - 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	20,000,000	24,282,200

New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	4,000,000	4,175,920	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	2,500,000	2,609,950	(a)(b)(c)

Total New Hampshire				6,785,870

New Jersey - 8.1%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	2,250,000	2,674,530
Series A, Refunding, GTD, BAM	5.000%	9/1/39	4,000,000	4,672,880
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	17,500,000	20,000,575
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,752,400	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,669,320	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,109,360	(a)

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	1.660%	9/1/27	$22,065,000	$21,646,648	(c)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	3,900,000	4,640,922
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.710%	3/1/28	20,000,000	19,644,400	(c)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	10,000,000	10,723,900
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	13,000,000	14,847,950
Transit Transportation Project, Series A	5.000%	11/1/32	2,345,000	2,836,770
Transit Transportation Project, Series A	5.000%	11/1/34	5,500,000	6,607,370
New Jersey State EDA, Cigarette Tax Revenue:
Refunding	5.000%	6/15/21	7,500,000	7,585,500
Refunding	5.000%	6/15/25	4,545,000	4,674,169
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	6,450,000	7,570,623
State House Project, Series B	5.000%	6/15/43	3,365,000	3,900,809
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	7,961,925	(a)
Continental Airlines Inc. Project	5.625%	11/15/30	1,850,000	1,963,941	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,500,000	1,666,365	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	2,000,000	2,182,040	(a)
United Airlines Project	5.500%	6/1/33	5,000,000	5,225,000	(a)
New Jersey State EFA Revenue, Stevens Institute Of Technology, Green Bonds, Series A	5.000%	7/1/45	3,500,000	4,211,375
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	8,788,405	(e)
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,750,000	2,118,812
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	425,000	513,502
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	7,000,000	8,215,900
University Hospital, Series A, AGM	5.000%	7/1/46	5,000,000	5,598,750

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	12/15/24	$7,500,000	$8,591,775
Transportation Program, Series AA	5.250%	6/15/41	13,305,000	14,868,604
Transportation Program, Series AA	5.250%	6/15/43	15,900,000	18,856,764
Transportation Program, Series AA	5.000%	6/15/45	5,000,000	5,502,550
Transportation Program, Series AA	5.000%	6/15/46	14,000,000	16,121,840
Transportation Program, Series BB	4.000%	6/15/36	8,250,000	8,968,905
Transportation Program, Series BB	4.000%	6/15/38	850,000	921,612
Transportation System, Series A, Refunding	5.000%	12/15/28	16,600,000	20,335,166
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	5,000,000	6,162,850
Series A, Refunding	5.000%	1/1/35	4,900,000	5,778,080
Series G, Refunding	5.000%	1/1/36	22,270,000	27,491,870
New Jersey State, GO:
COVID-19 Emergency, Series A	5.000%	6/1/27	20,000,000	24,774,600
COVID-19 Emergency, Series A	5.000%	6/1/28	7,600,000	9,557,152
COVID-19 Emergency, Series A	5.000%	6/1/29	6,000,000	7,659,000
Rutgers, The State University of New Jersey, GO, Series M, Refunding	5.000%	5/1/33	4,000,000	4,763,440
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	2,920,000	3,524,090

Total New Jersey				369,882,439

New York - 11.0%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	6,000,000	7,240,500
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	7,500,000	8,738,700
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/24	1,455,000	1,589,486
Green Bonds, Series A	5.000%	11/15/51	2,000,000	2,209,580
Green Bonds, Series C	4.000%	11/15/38	1,500,000	1,566,210
Green Bonds, Series C	5.250%	11/15/55	2,500,000	2,935,225
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	3,250,000	3,427,775
Green Bonds, Series D	4.000%	11/15/49	3,515,000	3,725,302
Green Bonds, Series D-1	5.000%	11/15/43	1,500,000	1,743,840
Green Bonds, Series E	5.000%	11/15/29	3,000,000	3,524,610
Green Bonds, Series E	5.000%	11/15/33	2,250,000	2,649,533
Green Bonds, Series E, Refunding	4.000%	11/15/45	8,500,000	9,038,305
Green Bonds, Series F	5.000%	11/15/24	1,360,000	1,485,705

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Series A-2	5.000%	5/15/30	$9,550,000	$11,162,613	(b)(c)
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	500,000	619,265
New York City, NY, GO, Series D-1	5.000%	3/1/43	3,000,000	3,778,620
New York City, NY, Health & Hospital Corporation Revenue, Health Systems, Series A	5.500%	2/15/23	4,000,000	4,015,360
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	2,550,000	2,907,332
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	5,250,000	6,134,940
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	1,060,000	1,171,459
Subordinated, Series BB-1	5.000%	6/15/46	8,470,000	10,326,624
New York City, NY, TFA Future Tax Secured Revenue:
Series C-1	4.000%	11/1/42	5,000,000	5,811,700
Series C-1	4.000%	5/1/43	19,955,000	23,690,776
Series S	4.000%	5/1/45	2,000,000	2,360,960
Series S	4.000%	5/1/47	7,000,000	8,244,460
Subordinated, Series B-1	5.000%	8/1/45	13,900,000	16,941,459
New York State Dormitory Authority Revenue:
School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/30	5,825,000	7,441,729
Series A, Bidding Group 3	5.000%	3/15/43	10,000,000	12,357,400
Series B, Refunding	5.000%	2/15/43	10,000	13,093	(e)
Series B, Refunding	5.000%	2/15/43	9,390,000	11,463,594
Series E, Refunding	5.000%	3/15/34	25,000,000	29,835,250
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,050,000	2,559,179
New York State Dormitory Authority, School Districts Revenue Financing Program:
Series A, AGM	5.000%	10/1/29	3,000,000	3,858,750
Series A, AGM	5.000%	10/1/32	4,000,000	5,051,880
Series A, AGM	5.000%	10/1/33	1,250,000	1,571,400
Series A, AGM	5.000%	10/1/34	1,750,000	2,195,988

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	$9,460,000	$9,806,047	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,231,950
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	11,450,000	13,315,205
Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	5,695,000	6,460,522
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,800,000	2,089,170	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	14,565,000	16,767,665	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,075,000	1,231,251	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	5,750,000	6,392,678	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	2,160,000	2,383,754	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	29,170,000	31,914,022	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,825,000	3,083,572	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	14,730,000	16,179,137	(a)
New York State Urban Development Corp.	5.000%	3/15/44	8,995,000	11,581,062
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	5,500,000	6,523,660	(a)
Consolidated Series 194, Refunding	5.000%	10/15/34	10,000,000	11,840,300
Consolidated Series 194, Refunding	5.000%	10/15/41	31,650,000	36,756,411
Consolidated Series 198, Refunding	5.000%	11/15/46	5,000,000	5,952,100
Series 221	4.000%	7/15/55	19,550,000	22,168,136	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	7,750,000	9,979,907
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	6,275,000	7,326,313

See Notes to Schedule of Investments.

24	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	$27,025,000	$34,523,356
MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	9,290,000	11,391,770
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/38	1,300,000	1,608,256
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/39	1,250,000	1,542,950
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,000,000	1,244,560

Total New York				500,682,356

North Carolina - 1.3%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,650,000	1,905,288
Charlotte Douglas International Airport	4.000%	7/1/44	2,290,000	2,596,058	(a)
Charlotte Douglas International Airport	5.000%	7/1/49	2,335,000	2,872,610	(a)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	8,850,000	11,005,594
Charlotte, NC, Lease Revenue:
COP, Convention Facility Project, Series A, Refunding	5.000%	6/1/46	3,500,000	4,426,170
COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	450,000	527,396
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System, Series A	5.125%	1/15/37	2,000,000	2,008,800
Carolinas Healthcare System, Series A	5.250%	1/15/42	5,000,000	5,021,250
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A	6.000%	1/1/26	1,310,000	1,390,932	(e)
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	3,000,000	3,980,070
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	1,245,000	1,416,549
Series A, Refunding	5.000%	7/1/47	2,750,000	3,108,215
Series A, Refunding	5.000%	7/1/51	8,445,000	9,514,813
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	6,500,000	7,912,775

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	25

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
Senior Lien, Refunding	5.000%	1/1/32	$1,100,000	$1,312,245
Senior Lien, Refunding, AGM	5.000%	1/1/39	700,000	831,796

Total North Carolina				59,830,561

Ohio - 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/37	2,000,000	2,399,400
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	1,000,000	1,194,230
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	1,000,000	1,190,340
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	3,000,000	3,391,890
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	18,140,000	20,400,607
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	5,000,000	6,028,500
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	340,000	341,972
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,320,000	1,624,696
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A	6.000%	11/15/41	5,000,000	5,273,400	(e)
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series A, Refunding	2.500%	10/1/29	7,500,000	8,116,950	(a)(b)(c)
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,623,255	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	24,750,000	25,790,985	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	545,000	676,421
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	1,000,000	1,233,730
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,667,743	(a)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,848,479	(a)

Total Ohio				83,802,598

See Notes to Schedule of Investments.

26	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	$1,896,581	$9,483	*(h)

Oregon - 0.3%
Medford Hospital Facilities Authority Revenue, Asante Projects, Series A, Refunding	5.000%	8/15/50	3,000,000	3,766,410
Oregon State Facilities Authority Revenue, Legacy Health System Project, Series A, Refunding	5.250%	5/1/21	5,000,000	5,097,000
Portland, OR, International Airport Revenue:
Series B, Refunding	5.000%	7/1/37	700,000	899,031
Series B, Refunding	5.000%	7/1/40	600,000	764,700
Series C, Refunding	5.000%	7/1/28	1,100,000	1,395,416	(a)
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	1,000,000	1,227,770

Total Oregon				13,150,327

Pennsylvania - 3.9%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/37	4,500,000	5,181,165
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,750,000	2,006,550
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	3,750,000	4,284,075
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	12/1/27	8,800,000	8,915,720
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	6/1/26	15,000,000	15,225,000
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	2,000,000	2,538,400
Series 2018	5.000%	6/1/32	1,750,000	2,208,570
Series 2018	5.000%	6/1/34	1,000,000	1,251,650
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/38	10,000,000	10,710,900
Penn State Health	4.000%	11/1/35	1,000,000	1,176,870
Penn State Health	4.000%	11/1/37	2,000,000	2,338,640
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	2,400,000	2,869,200	(a)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	$2,700,000	$2,708,235
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	2,000,000	2,408,300
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	4,720,000	5,399,822
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,710,000	2,007,147
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,500,000	1,755,735
Pennsylvania State Higher EFA Revenue:
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	6,750,000	8,240,805
University of Pennsylvania Health Systems Revenue, Series A	5.000%	8/15/24	1,000,000	1,034,050	(e)
University of Pennsylvania Health Systems Revenue, Series A	5.250%	8/15/25	1,750,000	1,812,667	(e)
University of Pennsylvania Health Systems, Series A	5.750%	8/15/41	2,000,000	2,078,640	(e)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	2,500,000	3,149,350
Series A-1	5.000%	12/1/42	2,500,000	3,028,175
Series A-1	5.000%	12/1/47	3,975,000	4,775,287
Series B	5.000%	12/1/45	7,000,000	8,928,290
Subordinated, Series B	5.000%	12/1/50	3,750,000	4,747,762
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	2,000,000	2,344,580	(a)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	6,750,000	8,754,615
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	2,000,000	2,527,520
Series B	5.000%	2/1/37	2,400,000	3,029,664
Series B	5.000%	2/1/38	2,250,000	2,838,982
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,705,000	3,197,824
Series A, State Aid Withholding	5.000%	9/1/34	810,000	949,369
Series A, State Aid Withholding	5.000%	9/1/35	1,200,000	1,407,084

See Notes to Schedule of Investments.

28	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	$5,000,000	$6,221,900
Series A	5.000%	7/1/45	6,000,000	6,749,940
Series A, Refunding	5.000%	11/1/50	4,000,000	5,114,600
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	3,500,000	4,254,915
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	10,500,000	12,650,295
University of Pittsburgh - Of the Commonwealth System of Higher Education, Series 2019	0.470%	2/15/24	5,000,000	5,001,500	(c)

Total Pennsylvania				175,823,793

Puerto Rico - 2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	23,155,000	24,081,200
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	4,790,000	3,592,500	*(h)
Series A	5.000%	7/1/42	4,215,000	3,161,250	*(h)
Series A	5.050%	7/1/42	1,950,000	1,462,500	*(h)
Series CCC	5.000%	7/1/21	35,000	26,250	*(h)
Series CCC	4.600%	7/1/24	10,000	7,450	*(h)
Series CCC	5.000%	7/1/24	1,000,000	750,000	*(h)
Series CCC	4.625%	7/1/25	30,000	22,350	*(h)
Series CCC	5.000%	7/1/28	625,000	468,750	*(h)
Series DDD, Refunding	3.300%	7/1/19	20,000	14,150	*(i)
Series DDD, Refunding	3.625%	7/1/21	435,000	317,006	*(h)
Series DDD, Refunding	5.000%	7/1/21	3,550,000	2,662,500	*(h)
Series TT	5.000%	7/1/17	35,000	25,463	*(i)
Series TT	5.000%	7/1/24	120,000	90,000	*(h)
Series TT	5.000%	7/1/37	3,930,000	2,947,500	*(h)
Series XX	5.250%	7/1/40	10,850,000	8,164,625	*(h)
Series ZZ, Refunding	5.250%	7/1/23	805,000	605,763	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	6,803,000	5,968,272
CAB, Restructured, Series A-1	0.000%	7/1/46	5,550,000	1,665,888
CAB, Restructured, Series A-1	0.000%	7/1/51	47,550,000	10,316,923
Restructured, Series A-1	4.550%	7/1/40	1,210,000	1,311,192
Restructured, Series A-1	5.000%	7/1/58	15,270,000	16,842,352

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	29

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Restructured, Series A-2	4.329%	7/1/40	$7,454,000	$7,968,028
Restructured, Series A-2	4.329%	7/1/40	1,000,000	1,068,960
Restructured, Series A-2A	4.550%	7/1/40	16,210,000	17,565,642

Total Puerto Rico				111,106,514

Rhode Island - 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,600,000	1,817,088
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	4,000,000	4,479,840

Total Rhode Island				6,296,928

South Carolina - 0.3%
South Carolina State Jobs, EDA Hospital Revenue, Palmetto Health, Series A, Refunding, AGM	6.500%	8/1/39	3,500,000	3,645,005	(e)
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	750,000	918,060	(a)
Series 2018	5.000%	7/1/38	1,600,000	1,953,952	(a)
Series 2018	5.000%	7/1/43	4,000,000	4,817,680	(a)
Series 2018	5.000%	7/1/48	2,750,000	3,286,607	(a)

Total South Carolina				14,621,304

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,333,885

Tennessee - 1.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,003,220
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	6,250,000	7,435,625
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	2,000,000	2,452,440
Subordinated, Series B	5.000%	7/1/42	2,500,000	3,065,550
Subordinated, Series B, Refunding	5.000%	7/1/46	3,950,000	4,810,191
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,800,000	2,229,912	(a)
Subordinated, Series B	5.000%	7/1/28	2,800,000	3,528,924	(a)

See Notes to Schedule of Investments.

30	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	$33,250,000	$38,174,990	(b)(c)
Series A	5.250%	9/1/24	5,040,000	5,864,443
Series C	5.000%	2/1/21	14,615,000	14,726,659

Total Tennessee				84,291,954

Texas - 8.3%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	2,350,000	2,845,685
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	7,300,000	8,524,356
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	7,000,000	7,885,080	(a)
Series 2014	5.000%	11/15/44	8,500,000	9,509,035	(a)
Series 2019	5.000%	11/15/31	4,000,000	5,141,200	(a)
Series 2019	5.000%	11/15/36	4,765,000	5,976,549	(a)
Series 2019B	5.000%	11/15/44	3,500,000	4,298,490	(a)
Bexar County Texas Hospital District:
Refunding	5.000%	2/15/32	2,000,000	2,546,220
Refunding	5.000%	2/15/33	2,500,000	3,168,825
Refunding	5.000%	2/15/34	1,000,000	1,259,880
Refunding	5.000%	2/15/37	1,000,000	1,252,200
Refunding	5.000%	2/15/39	2,000,000	2,493,500
Brownsville, TX, Utilities System Revenue, AGM, Refunding	3.000%	9/1/50	2,250,000	2,425,658
Central Texas Regional Mobility Authority Revenue:
Refunding	5.000%	1/1/46	4,000,000	4,609,440
Senior Lien, Series E	4.000%	1/1/50	2,000,000	2,291,720
Series A, Senior Lien	5.000%	1/1/40	4,000,000	4,596,200
Series A, Senior Lien	5.000%	1/1/45	4,500,000	5,133,510
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	15,000,000	16,909,800
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	8,000,000	9,920,320
Flatonia, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	2,810,000	3,322,937
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	1,630,000	1,966,416

See Notes to Schedule of Investments.

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WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step Bond, Series B (0.000% until 10/1/23, 5.450%)	0.000%	10/1/34	$5,000,000	$5,868,750
First Tier Toll Revenue, Series A	5.125%	10/1/43	2,000,000	2,144,300
Subordinated Tier Toll Revenue, Series A	5.000%	10/1/48	7,400,000	9,170,598
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,003,900	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,820,000	2,223,348	(j)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	4,000,000	4,555,800
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	7,400,000	8,132,674	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	3,000,000	3,441,270
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	7,960,000	7,993,273
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	710,000	834,690	(a)
Series 2017	5.000%	11/1/36	710,000	830,118	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,295,400	(a)
Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	15,062,850
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	5,000,000	5,365,000
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,391,385
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,550,000	1,604,777

See Notes to Schedule of Investments.

32	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	$2,100,000	$2,064,195
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	1,700,000	1,630,572
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	1,700,000	1,248,293
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	5,000,000	5,574,250
Series B, Refunding	5.000%	1/1/40	11,205,000	12,035,963
Series B, Refunding	5.000%	1/1/45	11,000,000	12,526,690
Prosper, TX, ISD, GO, School Building, Series B, PSF - GTD	2.000%	8/15/23	6,000,000	6,222,000	(b)(c)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	500,000	537,770
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	41,205,000	48,352,419
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
Series 2012	5.000%	12/15/29	10,000,000	10,729,600
Series 2012	5.000%	12/15/30	15,000,000	16,068,000
Series 2012	5.000%	12/15/31	10,000,000	10,693,400
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	6/30/39	1,300,000	1,501,929
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	12/31/39	1,000,000	1,154,010
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	6/30/40	1,250,000	1,439,138
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	1,000,000	1,156,570
Segment 3C Project	5.000%	6/30/58	25,000,000	29,586,000	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	9,000,000	9,906,930	(a)
Texas State Public Finance Authority Lease Revenue:
Series A, Refunding	4.000%	2/1/37	3,350,000	4,037,922
Series A, Refunding	4.000%	2/1/38	5,000,000	6,006,900

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	33

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	$3,750,000	$4,453,462
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	2,550,000	1,944,605	*(d)(h)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	850,000	471,912	*(h)

Total Texas				378,337,684

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	6,245,000	6,245,312
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	200,000	198,006
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	4,790,000	4,596,484
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,900,000	3,917,160
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	1,300,000	1,305,265

Total U.S. Virgin Islands				16,262,227

Utah - 0.6%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	4,800,000	5,768,688	(a)
Series A	5.000%	7/1/37	3,500,000	4,196,500	(a)
Utah Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,515,000	1,622,595
Series 2019	5.000%	10/15/26	1,115,000	1,283,967
Series 2019	4.000%	10/15/30	2,025,000	2,223,268
Series 2019	4.000%	10/15/34	1,000,000	1,077,810
Series 2019	4.000%	10/15/39	1,750,000	1,858,027
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	2,013,760
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,292,625
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,359,864
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,409,208

Total Utah				27,106,312

See Notes to Schedule of Investments.

34	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Vermont - 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	$2,500,000	$3,076,275
Vermont State Student Assistance Corp., Education Loan Revenue, Series B, Class A-2 (3 mo. LIBOR + 3.000%)	3.216%	12/3/35	1,466,464	1,464,073	(a)(c)

Total Vermont				4,540,348

Virginia - 1.3%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,650,000	2,026,184
Virginia Hospital Center, Refunding	5.000%	7/1/27	1,000,000	1,263,380
Virginia Hospital Center, Refunding	5.000%	7/1/31	1,200,000	1,597,980
Virginia Hospital Center, Refunding	5.000%	7/1/36	2,000,000	2,599,560
Virginia Hospital Center, Refunding	4.000%	7/1/38	850,000	1,009,953
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,072,580	(e)
Virginia Public School Authority Revenue, Series B, Refunding	5.000%	8/1/28	3,120,000	4,138,243
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	6,940,000	8,310,789	(a)
Series B, Refunding	5.000%	7/1/45	9,730,000	11,582,592	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	10,200,000	11,619,534
Senior Lien, Elizabeth River Crossing Opco LLC Project	5.000%	7/1/27	3,000,000	3,156,900	(a)
Senior Lien, Elizabeth River Crossing
OpCo LLC Project	5.250%	1/1/32	5,000,000	5,255,400	(a)
Series A	5.000%	1/1/33	1,665,000	2,036,278
Series A	5.000%	1/1/35	2,725,000	3,303,899

Total Virginia				59,973,272

Washington - 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	3,750,000	4,661,475	(a)
Series 2019	5.000%	4/1/34	4,000,000	4,957,200	(a)
Series 2019	5.000%	5/1/43	8,500,000	9,851,670	(a)
Series 2019	4.000%	4/1/44	2,500,000	2,751,425	(a)
Series 2019	5.000%	4/1/44	4,000,000	4,832,400	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	35

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - (continued)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	$2,000,000	$2,397,140	(b)(c)
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	4,000,000	4,663,320	(b)(c)
Seattle Cancer Care Alliance, Refunding	4.000%	9/1/50	18,050,000	20,197,228
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	7,400,000	9,192,872
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	3,250,000	3,349,417	(d)

Total Washington				66,854,147

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	7,050,000	9,061,294	(b)(c)

Wisconsin - 1.0%
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	3,275,000	3,434,361	(a)
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	12,000,000	14,105,040
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,750,000	2,235,783
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	2,500,000	3,156,975
Public Finance Authority, WI, Limited Obligation Pilot Revenue:
American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	6,350,000	5,634,164	(d)
American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	8,100,000	7,134,237	(d)
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,750,000	2,063,110
Public Finance Authority, WI, Revenue Bonds, The Carmelite System, Inc. Obligated Group	5.000%	1/1/45	3,000,000	3,394,770
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,750,000	2,091,128

Total Wisconsin				43,249,568

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,116,524,166)				4,481,313,674

See Notes to Schedule of Investments.

36	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.3%
MUNICIPAL BONDS - 0.3%
Arizona - 0.0%††
Arizona IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A LOC - JPMorgan Chase Bank	0.120%	2/1/48	$400,000	$400,000	(k)(l)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Company	0.070%	11/15/52	515,000	515,000	(k)(l)

Total Arizona				915,000

California - 0.0%††
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.080%	11/1/35	100,000	100,000	(k)(l)
California Statewide CDA, MFH Revenue, IAC Project, Series W-2, Refunding, LOC - Wells Fargo Bank N.A.	0.120%	9/15/29	300,000	300,000	(a)(k)(l)

Total California				400,000

Delaware - 0.0%††
University of Delaware Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.090%	11/1/37	700,000	700,000	(k)(l)

Indiana - 0.1%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.080%	11/1/39	2,000,000	2,000,000	(k)(l)
Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.080%	11/1/39	300,000	300,000	(k)(l)

Total Indiana				2,300,000

Mississippi - 0.0%††
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series D	0.100%	11/1/35	1,500,000	1,500,000	(k)(l)

New Jersey - 0.0%††
New Jersey State Health Care Facilities Financing Authority Revenue, Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.100%	7/1/33	100,000	100,000	(k)(l)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	37

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 0.1%
MTA, NY, Transportation Revenue, Subseries D-2, LOC - Landesbank Hessen-Thueringen	0.120%	11/1/35	$100,000	$100,000	(k)(l)
New York City, NY, GO:
Subordinated, Subseries I-4, LOC - TD Bank N.A.	0.090%	4/1/36	900,000	900,000	(k)(l)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.100%	4/1/42	800,000	800,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.080%	6/15/33	2,170,000	2,170,000	(k)(l)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	0.140%	11/1/39	290,000	290,000	(a)(k)(l)
New York State HFA Revenue, 363 West 30th Street, Series A, LIQ - FHLMC, LOC - FHLMC	0.110%	11/1/32	100,000	100,000	(a)(k)(l)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series C, Refunding, LOC - State Street Bank & Trust Co.	0.090%	1/1/32	200,000	200,000	(k)(l)

Total New York				4,560,000

North Carolina - 0.0%††
University of North Carolina at Chapel Hill, University of North Carolina Hospitals Revenue, Series A, Refunding, SPA - TD Bank N.A.	0.100%	2/1/24	100,000	100,000	(k)(l)

Oregon - 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.090%	8/1/34	200,000	200,000	(k)(l)

Pennsylvania - 0.0%††
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.100%	7/1/34	200,000	200,000	(k)(l)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.120%	12/1/39	200,000	200,000	(k)(l)

Total Pennsylvania				400,000

See Notes to Schedule of Investments.

38	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 0.0%††
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series A, Refunding	0.100%	11/1/29	$400,000	$400,000	(k)(l)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, LOC - TD Bank N.A.	0.090%	11/15/50	200,000	200,000	(k)(l)

Total Texas				600,000

Utah - 0.1%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.100%	5/15/58	2,200,000	2,200,000	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,975,000)				13,975,000

TOTAL INVESTMENTS - 98.9% (Cost - $4,130,499,166)				4,495,288,674
Other Assets in Excess of Liabilities - 1.1%				51,621,978

TOTAL NET ASSETS - 100.0%				$4,546,910,652

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	39

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	The coupon payment on this security is currently in default as of November 30, 2020.

(i)	The maturity principal is currently in default as of November 30, 2020.

(j)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

40	Western Asset Managed Municipals Fund 2020 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration — Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2020 Quarterly Report	41

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

At November 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term
Bonds	340	3/21	$72,906,467	$73,450,625	$(544,158)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

42	Western Asset Managed Municipals Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

43

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

44

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$4,481,313,674	—	$4,481,313,674
Short-Term Investments†	—	13,975,000	—	13,975,000

Total Investments	—	$4,495,288,674	—	$4,495,288,674

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$544,158	—	—	$544,158

†	See Schedule of Investments for additional detailed categorizations.

45